UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2014

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.4%
Education - 5.0%
California MFA Revenue, Biola University	5.625%	10/1/23	$2,000,000	$2,221,680
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	2,130,000	2,033,596
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue:
Ana G. Mendez University System Project	4.000%	4/1/20	500,000	416,075
Ana G. Mendez University System Project	5.000%	4/1/21	500,000	405,370
Ana G. Mendez University System Project	5.000%	4/1/22	500,000	395,985
University of California Revenues, Limited Project	5.000%	5/15/26	2,500,000	2,862,700

Total Education				8,335,406

Health Care - 17.9%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.000%	8/1/24	1,545,000	1,830,516
ABAG, CA, Finance Authority for Nonprofit Corp., Insured Senior Living Revenue:
Odd Fellows Home of California, CMI	5.000%	4/1/21	1,000,000	1,168,890
Odd Fellows Home of California, CMI	5.000%	4/1/23	1,000,000	1,158,660
Odd Fellows Home of California, CMI	5.000%	4/1/24	1,000,000	1,143,280
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West	5.125%	7/1/22	2,170,000	2,270,211
Providence Health & Services System	6.250%	10/1/24	1,500,000	1,752,885
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	5,000,000	5,293,800
Lodi Memorial Hospital, CMI	5.000%	12/1/22	3,000,000	3,200,730
Methodist Hospital Project, FHA	6.250%	8/1/24	4,310,000	5,043,907
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	6,235,000	6,694,893

Total Health Care				29,557,772

Housing - 0.4%
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	650,000	574,587

Industrial Revenue - 8.6%
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	3,000,000	3,261,510
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,000,000	6,006,100
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/24	2,435,000	2,721,502
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,227,320

Total Industrial Revenue				14,216,432

Leasing - 8.8%
Alameda County, CA, Joint Powers Authority Lease Revenue, AGM	5.000%	12/1/23	3,000,000	3,313,440
California State Public Works Board, Lease Revenue:
Refunding, Various California State University Project	5.450%	9/1/14	1,000,000	1,003,880
Various Capital Projects	5.250%	10/1/24	3,000,000	3,478,350
El Dorado, CA, Irrigation District, COP, AGM	5.375%	8/1/24	1,090,000	1,190,945
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/23	1,535,000	1,740,813
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue	5.000%	9/1/21	3,400,000	3,823,368

Total Leasing				14,550,796

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - 1.6%
Tahoe Truckee, CA, GO, USD:
Refunding, School Facilities Improvement, NATL District Number 1	5.000%	8/1/14	$1,480,000	$1,508,963
Refunding, School Facilities Improvement, NATL District Number 2	5.000%	8/1/14	1,180,000	1,203,093

Total Local General Obligation				2,712,056

Other - 3.2%
California State MFA Revenue, Goodwill Industry Sacramento Valley & Northern Nevada Project	5.750%	1/1/22	800,000	816,584
Lee Lake, CA, PFA Revenue:
Junior Lien	5.000%	9/1/25	390,000	398,572
Senior Lien	5.000%	9/1/22	1,000,000	1,103,930
Ontario, CA, Redevelopment Financing Authority Revenue:
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/15	1,935,000	1,939,141
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/16	1,060,000	1,062,099

Total Other				5,320,326

Power - 23.9%
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/17	1,000,000	1,120,950
Carson Ice Generation Project	5.000%	7/1/19	800,000	917,096
Carson Ice Generation Project	5.250%	7/1/20	1,000,000	1,160,490
M-S-R Public Power Agency, San Juan Project Revenue, AGM	5.000%	7/1/22	3,000,000	3,348,390	(a)
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	5,000,000	5,576,200
Northern, CA, Power Agency Revenue:
Hydroelectric Project Number One	5.000%	7/1/22	2,250,000	2,613,803
Hydroelectric Project Number One	5.000%	7/1/23	5,000,000	5,753,600
Hydroelectric Project Number One	5.000%	7/1/24	2,000,000	2,281,040
Lodi Energy Center	5.000%	6/1/25	4,000,000	4,530,800
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/19	1,065,000	1,021,676
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/20	2,350,000	1,847,805
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/17	1,405,000	1,579,824
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	7,070,000	7,701,634

Total Power				39,453,308

Solid Waste/Resource Recovery - 0.4%
Sunnyvale, CA, Solid Waste Revenue, Refunding, AMBAC	5.500%	10/1/14	605,000	606,549	(b)

Special Tax Obligation - 6.8%
Irvine, CA, Improvement Bond Act 1915, Limited Obligation Reassessment District No. 12-1	5.000%	9/2/24	600,000	667,950
Livermore, CA, RDA, Tax Allocation Revenue, Redevelopment Project Area, NATL	5.250%	8/1/15	1,580,000	1,583,144
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/24	1,600,000	1,356,688

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 6.8% ( continued )
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/18	$4,500,000	$4,989,285
Matching Fund Loan	5.000%	10/1/25	2,500,000	2,652,000

Total Special Tax Obligation				11,249,067

State General Obligation - 6.4%
California State, GO:
Various Purpose	5.000%	9/1/22	2,000,000	2,400,600
Various Purpose	5.000%	9/1/23	3,000,000	3,532,770
Various Purpose	5.000%	9/1/25	1,000,000	1,142,970
Various Purpose	5.000%	9/1/26	2,000,000	2,271,100
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	1,500,000	1,235,130

Total State General Obligation				10,582,570

Transportation - 10.0%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	0.930%	5/1/23	3,000,000	2,970,150	(c)(d)
San Francisco Bay Area	1.130%	4/1/24	1,000,000	999,910	(c)(d)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/21	2,575,000	3,036,414
Sacramento County, CA, Airport System Revenue	5.000%	7/1/25	1,000,000	1,086,140
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/24	5,665,000	6,217,111
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	2,000,000	2,231,500

Total Transportation				16,541,225

Water & Sewer - 5.4%
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,000,000	3,097,020	(e)
San Diego, CA, Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/20	5,000,000	5,827,700

Total Water & Sewer				8,924,720

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $153,716,527)				162,624,814

SHORT-TERM INVESTMENTS - 0.6%
Finance - 0.1%
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	0.300%	8/1/31	100,000	100,000	(f)(g)

General Obligation - 0.1%
Mercer County, PA, GO	0.180%	10/1/31	100,000	100,000	(f)(g)
New York City, NY, GO, LIQ-Dexia Credit Local	0.300%	4/1/35	400,000	400,000	(f)(g)

Total General Obligation				500,000

Health Care - 0.1%
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.050%	7/1/42	100,000	100,000	(f)(g)

Industrial Revenue - 0.1%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	0.290%	10/1/28	100,000	100,000	(b)(f)(g)

Solid Waste/Resource Recovery - 0.1%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.250%	11/1/20	100,000	100,000	(b)(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 0.1%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.100%	6/1/36	$100,000	$100,000	(f)(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,000,000)				1,000,000

TOTAL INVESTMENTS - 99.0% (Cost - $154,716,527#)				163,624,814
Other Assets in Excess of Liabilities - 1.0%				1,590,275

TOTAL NET ASSETS - 100.0%				$165,215,089

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration
GO	— General Obligation
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AA/Aa	31.8%
A	53.6
BBB/Baa	12.1
BB/Ba	0.8
A-1/VMIG 1	0.6
NR	1.1

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$162,624,814	—	$162,624,814
Short-term investments†	—	1,000,000	—	1,000,000

Total investments	—	$163,624,814	—	$163,624,814

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$89,950	—	—	$89,950

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,955,933
Gross unrealized depreciation	(2,047,646)

Net unrealized appreciation	$8,908,287

Notes to Schedule of Investments (unaudited) (continued)

At February 28, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	52	6/14	$6,829,300	$6,919,250	$(89,950)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at February 28, 2014.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$(89,950)

During the period ended February 28, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy) †	$99,164
Futures contracts (to sell)	6,540,156

†	February 28, 2014, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 21, 2014

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 21, 2014